Capital and financial risk management - Capital management (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Capital and financial risk management
Borrowings	€ 53,143	€ 56,987
Cash and cash equivalents	(11,001)	(6,183)	€ (11,705)
Derivative financial instruments included in trade and other receivables	(4,197)	(4,226)
Derivative financial instruments included in trade and other payables	1,906	1,524
Non-current investments in sovereign securities	(913)	0
Short-term investments	(5,280)	(3,225)
Collateral assets	(1,010)	(741)
Financial liabilities under put option arrangements	97	0
Equity	53,916	60,998	€ 64,483	€ 57,638
Capital	€ 86,661	€ 105,134